Operating Lease (Tables)	12 Months Ended
Jun. 30, 2022
Leases Of Lessee Disclosures Abstract
Schedule of operating lease related assets and liabilities
	June 30, 2022	June 30, 2021
Rights of use lease assets	$120,043	$183,908

Operating lease liabilities, current	86,547	147,205
Operating lease liabilities, noncurrent	17,820	17,990
Total operating lease liabilities	$104,367	$165,015

Schedule of weighted average remaining lease terms and discount rates
	June 30, 2022	June 30, 2021
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.13	2.10
Weighted average discount rate	4.75%	4.75%

Schedule of maturities of lease liabilities
Twelve months ended June 30,	Lease payment
2023	$86,977
2024	20,113
Total lease payments	107,090
Less: imputed interest	(2,723)
Present value of lease liabilities	$104,367